Summary of Significant Accounting Policies Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies Basis of Presentation
2) Summary of Significant Accounting Policies
Use of Estimates
– The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the amounts reported in the
Combined financial statements
and the accompanying notes. Actual results could differ from those estimates.
Cash –
The Parent utilizes a centralized approach to cash management and the financing of its operations. Under this centralized cash management program, the Parent provides funds to the Company. These transactions are recorded in
Net Parent investment
when advanced. Accordingly, none of the Parent’s cash has been assigned to the Company in the
Combined financial statements
except for certain cash accounts that are retained by the Company because they were legally held by entities included in the
Combined financial statements
of the Company.
Accounts Receivable, net
– All sales of electric motorcycles and related products to independent dealers in the US and Canada are financed by the purchasing independent dealers through Harley-Davidson Financial Services, Inc (HDFS), a wholly owned subsidiary of the Parent; therefore accounts receivable related to these sales to independent dealers are recorded in
Accounts receivable from related party
on the
Combined balance sheets
. Outside the US and Canada, the Company’s sales of motorcycles and related products are sold to independent dealers, generally, on open account and the resulting receivables are included in
Accounts receivable, net
on the
Combined balance sheets
. In addition, all accounts receivable related to sales of electric balance bikes are also included in
Accounts receivable, net
on the
Combined balance sheets
. The allowance for doubtful accounts deducted from total accounts receivable was $66 thousand and $11 thousand as of December 31, 2021 and 2020, respectively. The Company’s evaluation of the allowance for doubtful accounts includes a review to identify non-performing
accounts which are evaluated individually. The remaining accounts receivable balances are evaluated in the aggregate based on an aging analysis. The allowance for doubtful accounts is based on factors including past loss experience, the value of collateral, and if applicable, reasonable and supportable economic forecasts. Accounts receivable are written down once management determines that the specific customer does not have the ability to repay the balance in full.
Inventories
– Total inventories have been valued at the lower of cost or net realizable value using FIFO costing method for electric motorcycles and related products and average costing method for electric balance bikes. The Company’s determination of net realizable value considers the impact of sales incentives and excess and obsolete inventory based upon an assessment of historical trends, current market conditions and forecasted product demand.
Property, Plant and Equipment, net
– Property, plant and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of each class of property, plant and equipment generally consist of
7
years for building and leasehold improvements, 3 to
10
years for machinery and equipment, and
3
years for tooling and software.
Goodwill
– Goodwill represents the excess of acquisition cost over the fair value of the net assets purchased. Goodwill is tested for impairment, based on financial data related to the reporting unit to which it has been assigned, at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value, limited to the total goodwill allocated to the reporting unit. During 2021 and 2020, the Company tested its goodwill balances for impairment and no impairment charges were recorded to goodwill as a result of those impairment tests.
Long-Lived Assets –
The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such review. The Company assesses the recoverability of long- lived assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the assets, if any, are less than the carrying value of the asset. If the carrying value of a long-lived asset is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset for assets to be held and used. The Company also reviews the useful life of its long-lived assets when events and circumstances indicate that the actual useful life may be shorter than originally estimated. In the event the actual useful life is deemed to be shorter than the original useful life, depreciation is adjusted prospectively so that the remaining book value is depreciated over the revised useful life.
Research and Development Expenses
– Expenditures for research activities relating to product development are charged against income as incurred. Research and development expenses were $35,308 thousand, $23,036 thousand and $22,085 thousand for 2021, 2020 and 2019, respectively, and presented within
Selling, administrative and engineering expense
on the
Combined statements of operations and comprehensive loss
.
Advertising Costs
– The Company expenses the production cost of advertising the first time the advertising takes place within
Selling, administrative and engineering expense
on the
Combined statements of operations and comprehensive loss
. Advertising costs relate to the Company’s efforts to promote its products and brands through the use of media and other means. During 2021, 2020 and 2019, the Company incurred $5,344 thousand, $2,602 thousand and $7,282 thousand in advertising costs, respectively.
Shipping and Handling Costs
– The Company classifies shipping and handling costs as a component of
Cost of goods sold
.
Fair Value Measurements
– The Company assesses the inputs used to measure fair value using a three-tier hierarchy.

•	Level 1 inputs include quoted prices for identical instruments and are the most observable.

•	Level 2 inputs include quoted prices for similar assets and observable inputs.

•	Level 3 inputs are not observable in the market and include the Company’s judgments about the assumptions market participants would use in pricing the asset or liability.
The Company has a contingent consideration liability in connection with the 2019 acquisition of STACYC, Inc (STACYC) that is classified as a Level 3 fair value measurement
.
The Company assesses fair value of the liability at each reporting period (see
Note 9, Fair Value Measurements)
.
The fair value of financial instruments classified as
Cash
,
Accounts Receivable, net
, and
Accounts Payable
approximate carrying value due to the short-term nature and the relative liquidity of the instruments.
Income Taxes
– The Company’s income taxes as presented are calculated on a separate tax return basis. The Company’s operations have historically been included in the Parent’s U.S. federal and state tax returns or
non-U.S.
jurisdictions tax returns. The Company does not maintain taxes payable to/from the Parent and are deemed to settle the annual current tax balances immediately with the legal tax-paying
entities in the respective jurisdictions. These settlements are reflected as changes in
Net Parent investment
. The provision for income taxes is determined by the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. In assessing the need for a valuation allowance, a review involves future reversal of existing taxable temporary differences, taxable income in carryback years, the feasibility of tax planning strategies and estimated future taxable income. The valuation allowance can be affected by changes to tax laws, changes to statutory tax rates and changes to future taxable income estimates.

Subsequent Events
– The Company evaluated subsequent events through April 14, 2022, the date that the financial statements were issued, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the
Combined financial statements
.
New Accounting Standards
Accounting Standards Recently Adopted
In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (ASU 2019-12). The new guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The Company adopted ASU 2019-12 on January 1, 2021 on a prospective basis. The adoption did not have a material impact on the
Combined financial
statement
s
.
In January 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU) No. 2017-04 Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (ASU 2017-04). ASU 2017-04 simplified the subsequent measurement of goodwill by eliminating the requirement to calculate the implied fair value of goodwill. Rather, the goodwill impairment is calculated by comparing the fair value of a reporting unit to its carrying value, and an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value, limited to the total goodwill allocated to the reporting unit. All reporting units apply the same impairment test under the new standard. The Company adopted ASU 2017-04 on January 1, 2020 on a prospective basis. The adoption did not have an impact on the
Combined financial statements
.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13). ASU 2018-13 amended Accounting Standards Codification (ASC) Topic 820 to eliminate, modify, and add certain disclosure requirements for fair value measurements. The amendments were required to be applied retrospectively, with the exception of a few disclosure additions, which were to be applied on a prospective basis. The Company adopted ASC 2018-13 on January 1, 2020 with no material impact to the
Notes to the Combined financial statements
.
In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (ASU 2016-02). ASU 2016-02 amends the lease accounting model by requiring a lessee to recognize the rights and obligations resulting from certain leases as assets and liabilities on the balance sheet. ASU 2016-02 also requires a company to disclose key information about their leasing arrangements. The Company adopted ASU 2016-02 on January 1, 2019 using a modified retrospective approach. The Company elected the package of practical expedients upon transition that allows entities not to reassess lease identification, classification and initial direct costs for leases that existed prior to adoption. Pursuant to ASU 2018-11, Leases (Topic 842): Targeted Improvements, the Company applied the new leases standard at the adoption date and recognized a cumulative effect adjustment to the opening balance sheet on January 1, 2019. The adoption of ASU 2016-02 resulted in the initial recognition of lease assets and lease liabilities related to the Company’s leasing arrangements totaling $1,784 thousand and $1,784 thousand, respectively, on January 1, 2019. The adoption of ASU 2016-02 had no impact on opening retained earnings on January 1, 2019 and is not expected to materially impact net income or cash flows on an ongoing basis.

In July 2016, FASB issued Accounting Standards Update (ASU) No. 2016-13 Financial Instruments— Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13). ASU 2016-13 changes how a company recognizes expected credit losses on certain financial instruments, by requiring recognition of the full lifetime expected credit losses upon initial recognition of the financial instrument. ASU 2016-13 replaced the incurred loss methodology. The Company adopted ASU 2016-13 on January 1, 2020 with no material impact to the
Combined financial statements
.

AEA-Bridges Impact Corp
Summary of Significant Accounting Policies Basis of Presentation
NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
for the period ended December 31, 2021, as filed with the SEC on March 25, 2022. The interim results for the three and nine months ended September 25, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.
The Company operates on a calendar year with each year ending on December 31 of each respective year. Prior to the third quarter of 2022, the Company’s interim fiscal quarters ended on the calendar quarter. To align with the fiscal calendar of the Legacy LiveWire as part of the Business Combination, the Company revised its third quarter to end on September 25, 2022 and retrospectively adjusted the prior year for third quarter of 2021 to end on September 26, 2021. The March 31 and June 30 periods presented herein have not been adjusted. For presentation purposes, these unaudited condensed consolidated financial statements present periods referred to as the three and nine months ended September 25, 2022 and September 26, 2021, although they do not reflect a true calendar three month or calendar nine months by a few days. Given the nature of the Company’s business, this presentation does not have any material impact to the Company’s financial position, operating results and cash flows for all periods presented.
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Investments Held in Trust Account
The Company’s portfolio of investments held in trust
wa
s substantially comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof, which are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in income earned on investments in Trust Account in the accompanying unaudited condensed consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Restricted Cash
At September 25, 2022 restricted cash consists of funds restricted for the payment of redemptions, payment of deferred underwriting fees, and the remainder is only to be used to fund the Business Combination.
Offering Costs
Offering costs consisted of legal, accounting, and other expenses incurred through the balance sheets date that are directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred in the unaudited condensed consolidated statements of operations. Offering costs associated with the Class A ordinary share
s
 issued were initially charged to temporary equity and then accreted to permanent equity upon the completion of the Initial Public Offering. Offering costs amounted to $
21,292,016
, of which $20,292,642
were charged to temporary equity upon the completion of the Initial Public Offering on October 5, 2020, and $999,374
was expensed in the unaudited condensed consolidated statements of operations.
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to the FASB Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The Company accounts for the Public Warrants and Private Placement Warrants (together with the Public Warrants, the “Warrants”) in accordance with the guidance contained in ASC 815 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available were valued using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
Equity Instruments Subject to Possible Redemption
The Company accounts for its equity instruments (ordinary shares or common stock subsequent to the Domestication) subject to possible redemption in accordance with the guidance in ASC 480. Equity instruments subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable equity instruments (including equity instruments that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, equity instruments are classified as stockholders’ or shareholders’ equity. The Company’s equity instruments feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021
,
40,000,000
Class
A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the
Company’s condensed consolidated balance sheet. As noted in Note 1, on September 16, 2022, Holders of

36,597,112
Class A ordinary shares properly exercised their right to have such shares redeemed and were recorded as a mandatorily redeemable ordinary shares liability in the Company’s condensed consolidated balance sheet. The remainder of the Class A ordinary shares are no longer redeemable and were recorded in the shareholders’ equity section of the Company’s condensed consolidated balance sheet.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable equity instruments to equal the redemption value at the end of each reporting period. As of December 31, 2021, t here was
no
change to the redemption value of the
Class A ordinary shares.
At September 25, 2022, and December 31, 2021, the common stock and Class A ordinary shares, respectively
,
reflected
in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642

Class A ordinary shares subject to possible redemption (December 31, 2021)	$400,000,000
Plus:
Accretion of carrying value to redemption value	2,367,209
Less:
Redemptions	(368,136,945)
Class A ordinary shares no longer redeemable	(34,230,264)

Common stock subject to possible redemption (September 25, 2022)	$—

Income Taxes
For the period from July 29, 2020 (inception) to September 22, 2022, the Company was considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and was not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period from July 29, 2020 (inception) to September 22, 2022. Pursuant to the terms of the Business Combination Agreement, on September 23, 2022, the Company migrated to and domesticated as a Delaware corporation. The Company determined that the amount of income tax for the period from September 23, 2022 to September 25, 2022 was considered to be immaterial.
ASC Topic 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 25, 2022 there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 25, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
Net Income (Loss) Per Common Share and Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per common share or ordinary share is computed by dividing net income (loss) by the weighted average number of common stock or ordinary shares outstanding for the periods presented. Accretion associated with the redeemable common stock or Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per common share or ordinary share does not consider the effect of the
Warrants
issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the Warrants is contingent upon the occurrence of future events. The Warrants are exercisable to purchase
30,500,000

common stock or Class A ordinary shares in the aggregate. As of September 25, 2022 and September 26, 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock or Class A ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per common stock or ordinary share is the same as basic net income (loss) per common share or ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per common stock or ordinary share (in dollars, except share amounts):

	Three Months Ended			Nine Months Ended

	September 25, 2022	September 26, 2021		September 25, 2022	September 26, 2021

	Common Stock	Class A Ordinary Shares	Class B Ordinary Shares	Common Stock	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted net income per common share or ordinary share
Numerator:
Allocation of net income (1)	568,473	$4,361,457	$1,090,364	21,655,622	$18,016,741	$4,504,185
Denominator:
Basic and diluted weighted average shares outstanding (2)	45,912,405	40,000,000	10,000,000	48,612,048	40,000,000	10,000,000
Basic and diluted net income per common share	$0.01	$0.11	$0.11	$0.45	$0.45	$0.45

(1)
Net income of $3,892,215
and $24,979,364
for the three and nine months ended September 25, 2022, respectively, was reduced by the interest on mandatorily redeemable Class A ordinary shares of $3,323,742 for both periods for earnings per share purposes.

(2)
For the three and nine months ended September 25, 2022, the weighted average shares outstanding includes the period of time previous to the Domestication when the Company had Class A and Class B ordinary shares outstanding.

As of September 25, 2022 and September 26, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s stockholders or shareholders.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000
. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, excluding the warrant liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s condensed consolidated balance sheets, primarily due to their short-term nature.
As of September 25, 2022 and December 31, 2021, the carrying values of cash, accounts payable and accrued expenses approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account as of December 31, 2021 was comprised of investments in money market funds that invested in U.S. Treasury securities with an original maturity of
185
days or less. The fair value for trading securities is determined using quoted market prices in active markets. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.
Investments Held in Trust Account
The Company’s portfolio of investments held in trust is substantially comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in income earned on investments in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Offering Costs
Offering costs consisted of legal, accounting, and other expenses incurred through the balance sheets date that are directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred in the statements of operations. Offering costs associated with the Class A ordinary shares issued were initially charged to temporary equity and then accreted to permanent equity upon the completion of the Initial Public Offering. Offering costs amounted to $21,292,016, of which $20,292,642 were charged to temporary equity upon the completion of the Initial Public Offering on October 5, 2020 and $999,374 was expensed in the statements of operations.
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The Company accounts for the Public Warrants and Private Placement Warrants (together with the Public Warrants, the “Warrants”) in accordance with the guidance contained in ASC 815 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject tore-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available were valued using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480. Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021 and 2020, the 40,000,000 Class A ordinary shares subject to possible redemption, respectively, are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. As of December 31, 2021 and 2020, there was no change to the redemption value of the Class A ordinary shares.

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

	December 31, 2021	December 31, 2020
Gross proceeds	$400,000,000	$400,000,000
Less:
Proceeds allocated to Public Warrants	(18,400,000)	(18,400,000)
Class A ordinary shares issuance costs	(20,292,642)	(20,292,642)
Plus:
Accretion of carrying value to redemption value	38,692,642	38,692,642
Class A ordinary shares subject to possible redemption	$400,000,000	$400,000,000
Income Taxes
ASC Topic 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2021 and 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.
Net Income (Loss) Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the periods presented. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per ordinary share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 30,500,000 Class A ordinary shares in the aggregate. As of December 31, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into Class A ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net (loss) per ordinary share (in dollars, except share amounts):

	Year Ended December 31, 2021		For the Period from July 29, 2020 (inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,857,658	$964,415	$(13,879,256)	$(6,181,853)
Denominator:
Basic and diluted weighted average shares outstanding	40,000,000	10,000,000	22,451,613	10,000,000
Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.62)	$(0.62)

As of December 31, 2021 and 2020, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s shareholders.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, excluding the warrant liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheets, primarily due to their short-term nature. As of December 31, 2021 and 2020, the carrying values of cash and accrued expenses approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in money market funds that invest in U.S. Treasury securities with an original maturity of 185 days or less. The fair value for trading securities is determined using quoted market prices in active markets. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU
2020-06
effective January 1, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.
Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by October 5, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 5, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by October 5, 2022.